Related Party Transactions - Schedule of Due from Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Related Party Transaction [Line Items]
Due from related parties		$ 649,150
Allowance for credit loss
Lei Wang [Member]
Related Party Transaction [Line Items]
Due from related parties		11,903
Wanquan Yi [Member]
Related Party Transaction [Line Items]
Due from related parties		247,688
Shenzhen JamBox [Member]
Related Party Transaction [Line Items]
Due from related parties		389,559
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, net		$ 649,150